Long-term provisions - Environmental provisions, Risk-free rates and Impact of changes to discount rates (Details) Right in Millions, R in Millions	Jun. 30, 2021 ZAR (R) Right	Jun. 30, 2020 ZAR (R)
Provisions
Provisions	R 17,361	R 22,905
Share Appreciation Right (SARs)
Provisions
Number of share appreciation rights vested but not exercised | Right	2.2
Intrinsic value of share appreciation rights vested but not yet exercised	R 0	0
Environmental
Provisions
Provisions	16,196	21,790
Investments restricted for mining rehabilitation purposes	676	661
Indemnities for mining rehabilitation purposes	R 2,190	R 2,190
Assumed percentage change in discount rate	1.00%	1.00%
Increase in the discount rate	R (4,352)	R (3,836)
amount capitalised to property, plant and equipment	(1,250)	(2,767)
income recognised in income statement	(3,102)	(1,069)
Decrease in the discount rate	5,266	4,297
amount capitalised to property, plant and equipment	1,787	3,115
expense recognised in income statement	R 3,479	R 1,182
Environmental | South Africa | Minimum
Provisions
Risk-free interest rate used to discount estimated cash flows related to provisions	4.20%	3.60%
Environmental | South Africa | Maximum
Provisions
Risk-free interest rate used to discount estimated cash flows related to provisions	10.30%	9.40%
Environmental | Europe | Minimum
Provisions
Risk-free interest rate used to discount estimated cash flows related to provisions	0.00%
Environmental | Europe | Maximum
Provisions
Risk-free interest rate used to discount estimated cash flows related to provisions	0.50%
Environmental | United States | Minimum
Provisions
Risk-free interest rate used to discount estimated cash flows related to provisions	0.20%	0.20%
Environmental | United States | Maximum
Provisions
Risk-free interest rate used to discount estimated cash flows related to provisions	1.80%	0.90%
Environmental | Canada | Minimum
Provisions
Risk-free interest rate used to discount estimated cash flows related to provisions	0.50%	0.50%
Environmental | Canada | Maximum
Provisions
Risk-free interest rate used to discount estimated cash flows related to provisions	2.30%	1.40%